Summary of significant accounting policies - Measurement Categories and Financial Assets Under IAS 39 to IFRS 9 (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Financial instruments
Financial liabilities	€ 17,171		€ 17,575
Non-current assets
Financial instruments
Financial assets	15,100		14,400
Non-current equity securities
Financial instruments
Financial assets	5		5
Current bond funds
Financial instruments
Financial assets	11,847		14,044
Current note receivable
Financial instruments
Financial assets	€ 1,058
Previously stated
Financial instruments
Financial assets		€ 27,063
Financial liabilities		20,416
IFRS 9-Financial Instruments
Financial instruments
Financial assets		27,000
Financial liabilities		20,416
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities			16,242
Financial liabilities measured at amortized cost | Non-current finance lease obligation
Financial instruments
Financial liabilities			171
Financial liabilities measured at amortized cost | Current bank overdraft
Financial instruments
Financial liabilities			58
Financial liabilities measured at amortized cost | Current long term debt
Financial instruments
Financial liabilities			796
Financial liabilities measured at amortized cost | Current finance lease obligation
Financial instruments
Financial liabilities			308
Financial liabilities measured at amortized cost | Previously stated | Non-current long term debt
Financial instruments
Financial liabilities		16,242
Financial liabilities measured at amortized cost | Previously stated | Non-current finance lease obligation
Financial instruments
Financial liabilities		171
Financial liabilities measured at amortized cost | Previously stated | Current bank overdraft
Financial instruments
Financial liabilities		58
Financial liabilities measured at amortized cost | Previously stated | Current long term debt
Financial instruments
Financial liabilities		796
Financial liabilities measured at amortized cost | Previously stated | Current finance lease obligation
Financial instruments
Financial liabilities		308
Financial liabilities measured at amortized cost | Previously stated | Current trade payables
Financial instruments
Financial liabilities		2,841
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Non-current long term debt
Financial instruments
Financial liabilities		16,242
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Non-current finance lease obligation
Financial instruments
Financial liabilities		171
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Current bank overdraft
Financial instruments
Financial liabilities		58
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Current long term debt
Financial instruments
Financial liabilities		796
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Current finance lease obligation
Financial instruments
Financial liabilities		308
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Current trade payables
Financial instruments
Financial liabilities		2,841
FVOCI | Previously stated | Non-current equity securities
Financial instruments
Financial assets		5
FVOCI | Previously stated | Current bond funds
Financial instruments
Financial assets		14,044
FVOCI | IFRS 9-Financial Instruments | Non-current equity securities
Financial instruments
Financial assets		5
FVOCI | IFRS 9-Financial Instruments | Current bond funds
Financial instruments
Financial assets		14,044
FVTPL | Previously stated | Non-current derivative financial instruments
Financial instruments
Financial assets		352
FVTPL | IFRS 9-Financial Instruments | Non-current derivative financial instruments
Financial instruments
Financial assets		352
Assets at amortised cost | Previously stated | Current cash and cash equivalents
Financial instruments
Financial assets		7,569
Assets at amortised cost | Previously stated | Trade and other receivables
Financial instruments
Financial assets		5,093	5,093
Assets at amortised cost | Remeasurement | Trade and other receivables
Financial instruments
Remeasurement		63
Assets at amortised cost | IFRS 9-Financial Instruments | Current cash and cash equivalents
Financial instruments
Financial assets		7,569
Assets at amortised cost | IFRS 9-Financial Instruments | Trade and other receivables
Financial instruments
Financial assets		€ 5,030
Available-for-sale financial assets | Non-current equity securities
Financial instruments
Financial assets			5
Available-for-sale financial assets | Current bond funds
Financial instruments
Financial assets			14,044
A financial asset or financial liability at fair value through profit or loss | Non-current derivative financial instruments
Financial instruments
Financial assets			352
Loans and receivables | Current cash and cash equivalents
Financial instruments
Financial assets			€ 7,569